Debt (Debt Maturing Within One Year) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt
Current maturities of long-term debt	$ 6,051	$ 5,477
Commercial paper	0	20
Bank borrowings	5	1
Total	$ 6,056	$ 5,498